American Century Investments®
Quarterly Portfolio Holdings
American Century® STOXX® U.S. Quality Growth ETF (QGRO)
November 30, 2022

American Century STOXX® U.S. Quality Growth ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.3%
HEICO Corp.	1,495	242,653
Howmet Aerospace, Inc.	6,289	236,907
Textron, Inc.	3,329	237,624
		717,184
Air Freight and Logistics — 2.4%
Expeditors International of Washington, Inc.	3,828	444,278
United Parcel Service, Inc., Class B	32,918	6,245,532
		6,689,810
Automobiles — 1.1%
Tesla, Inc.(1)	15,349	2,988,450
Beverages — 0.3%
Brown-Forman Corp., Class B	3,292	240,382
Monster Beverage Corp.(1)	2,346	241,310
PepsiCo, Inc.	2,381	441,699
		923,391
Biotechnology — 4.0%
AbbVie, Inc.	2,748	442,923
Exelixis, Inc.(1)	26,448	451,732
Horizon Therapeutics PLC(1)	5,520	553,601
Incyte Corp.(1)	5,588	445,196
Moderna, Inc.(1)	2,511	441,710
Neurocrine Biosciences, Inc.(1)	19,228	2,443,110
Regeneron Pharmaceuticals, Inc.(1)	591	444,255
United Therapeutics Corp.(1)	1,604	448,943
Vertex Pharmaceuticals, Inc.(1)	17,231	5,451,888
		11,123,358
Building Products — 0.2%
Carlisle Cos., Inc.	1,701	447,550
Johnson Controls International PLC	3,579	237,789
		685,339
Capital Markets — 3.4%
Blackstone, Inc.	2,654	242,921
FactSet Research Systems, Inc.	1,489	686,861
Interactive Brokers Group, Inc., Class A	2,934	235,600
LPL Financial Holdings, Inc.	15,472	3,662,377
MarketAxess Holdings, Inc.	1,698	454,928
MSCI, Inc.	5,707	2,898,186
Raymond James Financial, Inc.	8,447	987,454
Tradeweb Markets, Inc., Class A	4,000	245,840
		9,414,167
Chemicals — 1.9%
Ashland, Inc.	2,885	322,745
CF Industries Holdings, Inc.	26,715	2,890,296
Corteva, Inc.	3,570	239,761
Mosaic Co.	35,066	1,798,886
		5,251,688
Commercial Services and Supplies — 1.3%
Cintas Corp.	519	239,664

Clean Harbors, Inc.(1)	3,765	451,800
Republic Services, Inc.	4,894	681,685
Waste Management, Inc.	12,606	2,114,278
		3,487,427
Communications Equipment — 0.2%
Arista Networks, Inc.(1)	3,127	435,591
Construction and Engineering — 0.2%
AECOM	2,833	240,805
WillScot Mobile Mini Holdings Corp.(1)	5,969	287,765
		528,570
Construction Materials — 0.2%
Eagle Materials, Inc.	3,271	445,968
Vulcan Materials Co.	1,312	240,529
		686,497
Containers and Packaging — 0.2%
Avery Dennison Corp.	1,242	240,116
Sealed Air Corp.	8,355	444,737
		684,853
Electronic Equipment, Instruments and Components — 0.6%
Amphenol Corp., Class A	3,024	243,221
CDW Corp.	3,633	685,329
Keysight Technologies, Inc.(1)	3,863	698,778
		1,627,328
Energy Equipment and Services — 0.1%
Halliburton Co.	6,299	238,669
Entertainment — 0.1%
Netflix, Inc.(1)	833	254,506
Equity Real Estate Investment Trusts (REITs) — 1.0%
Equinix, Inc.	349	241,037
Lamar Advertising Co., Class A	4,385	439,114
SBA Communications Corp.	4,198	1,256,461
Weyerhaeuser Co.	24,217	792,138
		2,728,750
Food and Staples Retailing — 0.5%
Casey's General Stores, Inc.	3,084	749,474
Costco Wholesale Corp.	443	238,888
US Foods Holding Corp.(1)	12,104	442,764
		1,431,126
Food Products — 0.8%
Hershey Co.	2,945	692,576
Hormel Foods Corp.	4,858	228,326
Lamb Weston Holdings, Inc.	13,605	1,182,274
		2,103,176
Health Care Equipment and Supplies — 1.9%
ABIOMED, Inc.(1)	2,482	937,675
DexCom, Inc.(1)	16,965	1,972,690
Edwards Lifesciences Corp.(1)	8,935	690,229
IDEXX Laboratories, Inc.(1)	1,635	696,297
Insulet Corp.(1)	811	242,789
Lantheus Holdings, Inc.(1)	7,168	444,989
ResMed, Inc.	1,049	241,480
		5,226,149
Health Care Providers and Services — 2.4%
Acadia Healthcare Co., Inc.(1)	2,721	242,332
AmerisourceBergen Corp.	2,590	442,087

AMN Healthcare Services, Inc.(1)	7,126	881,486
Chemed Corp.	850	442,000
HCA Healthcare, Inc.	1,843	442,726
Humana, Inc.	439	241,406
Molina Healthcare, Inc.(1)	10,983	3,698,745
UnitedHealth Group, Inc.	443	242,658
		6,633,440
Health Care Technology — 0.7%
Veeva Systems, Inc., Class A(1)	10,264	1,953,855
Hotels, Restaurants and Leisure — 9.2%
Booking Holdings, Inc.(1)	3,316	6,895,456
Boyd Gaming Corp.	7,238	443,907
Chipotle Mexican Grill, Inc.(1)	1,787	2,907,378
Choice Hotels International, Inc.	22,056	2,717,740
Hilton Worldwide Holdings, Inc.	16,871	2,406,142
Marriott International, Inc., Class A	20,115	3,326,015
Starbucks Corp.	28,470	2,909,634
Texas Roadhouse, Inc.	41,086	4,080,661
		25,686,933
Household Durables — 0.2%
NVR, Inc.(1)	95	440,706
Household Products — 0.4%
Clorox Co.	1,588	236,056
Kimberly-Clark Corp.	3,265	442,832
Procter & Gamble Co.	2,988	445,690
		1,124,578
Insurance — 0.7%
Aon PLC, Class A	4,404	1,357,665
Arthur J Gallagher & Co.	1,196	238,135
Kinsale Capital Group, Inc.	776	239,171
Progressive Corp.	1,785	235,888
		2,070,859
Interactive Media and Services — 2.0%
Alphabet, Inc., Class C(1)	54,658	5,545,054
Internet and Direct Marketing Retail — 0.7%
MercadoLibre, Inc.(1)	2,068	1,925,277
IT Services — 4.6%
Accenture PLC, Class A	1,509	454,103
Automatic Data Processing, Inc.	911	240,631
Block, Inc.(1)	3,769	255,425
Cognizant Technology Solutions Corp., Class A	7,292	453,635
Concentrix Corp.	3,731	456,600
EPAM Systems, Inc.(1)	5,348	1,971,166
ExlService Holdings, Inc.(1)	5,143	962,770
Gartner, Inc.(1)	10,721	3,756,317
Globant SA(1)	1,344	251,839
Mastercard, Inc., Class A	10,817	3,855,179
Visa, Inc., Class A	1,120	243,040
		12,900,705
Life Sciences Tools and Services — 1.6%
Agilent Technologies, Inc.	1,551	240,374
Bio-Techne Corp.	28,627	2,433,009
Bruker Corp.	3,594	242,272
Medpace Holdings, Inc.(1)	3,227	677,315
Mettler-Toledo International, Inc.(1)	497	730,371

Repligen Corp.(1)	1,398	250,018
		4,573,359
Machinery — 0.2%
Lincoln Electric Holdings, Inc.	3,002	443,936
Nordson Corp.	1,014	239,801
		683,737
Multiline Retail — 0.1%
Dollar General Corp.	926	236,760
Oil, Gas and Consumable Fuels — 6.2%
APA Corp.	9,331	437,157
Chesapeake Energy Corp.	17,512	1,812,492
Chevron Corp.	1,293	237,020
ConocoPhillips	5,382	664,731
Coterra Energy, Inc.	123,914	3,458,440
Devon Energy Corp.	9,908	678,896
Diamondback Energy, Inc.	4,558	674,675
Hess Corp.	13,190	1,898,173
HF Sinclair Corp.	13,229	824,696
Marathon Oil Corp.	14,322	438,683
Marathon Petroleum Corp.	3,521	428,893
Matador Resources Co.	6,621	439,369
Occidental Petroleum Corp.	6,290	437,092
Ovintiv, Inc.	32,072	1,788,335
PDC Energy, Inc.	11,752	873,409
Pioneer Natural Resources Co.	2,778	655,580
SM Energy Co.	20,526	884,876
Texas Pacific Land Corp.	267	692,208
		17,324,725
Pharmaceuticals — 4.7%
Eli Lilly & Co.	1,838	682,045
Merck & Co., Inc.	55,920	6,157,910
Pfizer, Inc.	122,982	6,165,088
		13,005,043
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	5,686	452,606
Road and Rail — 3.1%
Landstar System, Inc.	2,548	440,753
Old Dominion Freight Line, Inc.	22,900	6,929,769
Saia, Inc.(1)	2,853	694,962
XPO Logistics, Inc.(1)	11,540	445,675
		8,511,159
Semiconductors and Semiconductor Equipment — 14.5%
Applied Materials, Inc.	42,103	4,614,489
Enphase Energy, Inc.(1)	6,062	1,943,417
KLA Corp.	11,614	4,566,044
Lam Research Corp.	7,867	3,716,213
Lattice Semiconductor Corp.(1)	39,448	2,872,998
Microchip Technology, Inc.	46,861	3,710,923
Monolithic Power Systems, Inc.	5,182	1,979,317
NVIDIA Corp.	1,497	253,337
ON Semiconductor Corp.(1)	56,744	4,267,149
Power Integrations, Inc.	5,663	455,758
Qorvo, Inc.(1)	4,626	459,130
QUALCOMM, Inc.	36,724	4,645,219
Teradyne, Inc.	4,874	455,475

Texas Instruments, Inc.	35,185	6,349,485
		40,288,954
Software — 16.5%
Adobe, Inc.(1)	14,020	4,835,919
Autodesk, Inc.(1)	27,414	5,536,257
Cadence Design Systems, Inc.(1)	40,901	7,036,608
Check Point Software Technologies Ltd.(1)	3,318	440,730
Crowdstrike Holdings, Inc., Class A(1)	10,178	1,197,442
Datadog, Inc., Class A(1)	12,994	984,685
DocuSign, Inc.(1)	5,253	247,259
Dynatrace, Inc.(1)	6,433	249,279
Fair Isaac Corp.(1)	1,132	701,523
Fortinet, Inc.(1)	103,709	5,513,170
HubSpot, Inc.(1)	3,312	1,003,635
Intuit, Inc.	616	251,075
Microsoft Corp.	14,833	3,784,492
Palo Alto Networks, Inc.(1)	13,728	2,332,387
Paycom Software, Inc.(1)	4,362	1,479,154
Paylocity Holding Corp.(1)	1,138	247,891
PTC, Inc.(1)	18,748	2,384,933
Qualys, Inc.(1)	3,591	442,842
ServiceNow, Inc.(1)	4,719	1,964,520
Synopsys, Inc.(1)	8,576	2,911,895
Tenable Holdings, Inc.(1)	12,594	480,839
Trade Desk, Inc., Class A(1)	19,230	1,002,652
Workday, Inc., Class A(1)	1,634	274,349
Zoom Video Communications, Inc., Class A(1)	6,160	464,649
		45,768,185
Specialty Retail — 6.5%
AutoZone, Inc.(1)	170	438,430
Best Buy Co., Inc.	5,165	440,574
Dick's Sporting Goods, Inc.	3,682	440,294
Home Depot, Inc.	1,376	445,810
Lowe's Cos., Inc.	25,145	5,344,570
Murphy USA, Inc.	11,797	3,489,671
O'Reilly Automotive, Inc.(1)	787	680,393
TJX Cos., Inc.	2,920	233,746
Ulta Beauty, Inc.(1)	10,183	4,733,466
Williams-Sonoma, Inc.	15,047	1,758,994
		18,005,948
Technology Hardware, Storage and Peripherals — 2.7%
Apple, Inc.	38,612	5,715,734
NetApp, Inc.	6,055	409,379
Pure Storage, Inc., Class A(1)	46,547	1,358,707
		7,483,820
Textiles, Apparel and Luxury Goods — 1.1%
lululemon athletica, Inc.(1)	6,351	2,415,349
NIKE, Inc., Class B	2,203	241,647
Tapestry, Inc.	11,672	440,851
		3,097,847
Trading Companies and Distributors — 0.4%
United Rentals, Inc.(1)	1,269	447,995
WW Grainger, Inc.	1,132	682,664
		1,130,659

Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(1)	1,575	238,550
TOTAL COMMON STOCKS (Cost $264,073,571)		276,308,788
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $611,712)	611,712	611,712
TOTAL INVESTMENT SECURITIES—99.7% (Cost $264,685,283)		276,920,500
OTHER ASSETS AND LIABILITIES — 0.3%		899,436
TOTAL NET ASSETS — 100.0%		$277,819,936

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.